UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

This filing lists securities holdings reported on the Form 13F filed on March 31, 2002 pursuant to a request for confidential treatment and for which that confidential treatment expired on December 31, 2002.

Report for the Calendar Year or Quarter Ended:  March 31, 2002

Check here if Amendment [ X ]; Amendment Number:     3
   This Amendment (Check only one.):    [  ] is a restatement.
                                        [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        T. Rowe Price Associates, Inc.
Address:     100 East Pratt Street
             Baltimore, Maryland  21202

Form 13F File Number:  28-115
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Henry H. Hopkins
Title:    Managing Director
Phone:    410-345-6603

Signature, Place, and Date of Signing:


       /S/ Henry H. Hopkins      Baltimore, Maryland      February 21, 2003
              [Signature]            [City, State]           [Date]

Report type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
      NONE


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                                  Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 5

Form 13F Information Table Value Total: 118026

List of Other Included Managers: NONE












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


                                                           FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT OTH      VOTING AUTHORITY

        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MGR   SOLE    SHARED  NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --- -------- -------- --------


CISCO SYSTEMS INC              COMM STK         17275R102    66890  3952157  SH       SOLE        1911297         0     2040860
GENESIS MICROCHIP INC          COMM STK         37184C103    33572  1290500  SH       SOLE         246700         0
1043800
MILLENIUM PHARMACEUTICALS      COMM STK         599902103     1768   79329   SH       SOLE              0	  0
79329
OVERSEAS SHIPHOLDING GROUP     COMM STK         690368105    11849  487600   SH       SOLE          32000	  0 455600
SALIX PHARMACEUTICALS LTD      COMM STK         795435106     3947  225000   SH       SOLE          65700	  0 159300